Income Taxes (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Effective tax rate	59.70%	0.00%
Statutory income tax rate			21.00%	21.00%
Deferred tax asset change in valuation allowance			$ 146,611	$ 267,433
Warrant Liabilities [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	21.00%
U.S. federal [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards			$ 164,000	$ 0